SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 8. SUBSEQUENT EVENTS

On October 14, 2013 the Company issued 100,000 of its common shares for consideration consisting of $100,000.

On November 15, 2013 the Company issued 100,000 of its common shares for consideration consisting of $100,000.

On December 12, 2013 the Company issued 100,000 of its common shares for consideration consisting of $100,000.

On December 12, 2013 the Company’s parent issued 30,000,000 of its common shares to a vendor in settlement of a dispute over fees owed between the vendor and the Company